Property and equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property and equipment
Schedule of components of property and equipment

Asset Group	March 31, 2023	December 31, 2022
Furniture and fixtures	$738,361	$688,487
Leasehold improvements	380,187	380,187
Machinery and equipment	164,258	1,037,231
Office equipment	175,130	165,774
Vehicles	361,755	750,950
Total Property and equipment	$1,819,691	$3,022,629
Less: Accumulated depreciation	(1,143,283)	(1,636,931)
Property and equipment, net	$676,408	$1,385,698

Asset Group	2022	2021
Furniture and fixtures	$688,487	$580,065
Leasehold improvements	380,187	380,187
Machinery and equipment	1,037,231	985,699
Office equipment	165,774	154,043
Vehicles	750,950	790,519
Total Property and equipment	3,022,629	2,890,513
Less: Accumulated depreciation	(1,636,931)	(1,300,160)
Property and equipment, net	$1,385,698	$1,590,353